HOMES 2026-NQM6 TRUST ABS-15G

Exhibit 99.6

Schedule 2 - Opus Data Compare Report

Loan ID	ALT Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXXX		XXXXX	0627-013	Qualifying Total Debt Income Ratio	diligenceFinalLookPage	43.88	31.62